Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Australia: 7.8%
25,490		Adairs Ltd.	$70,364	0.0
14,350		Adelaide Brighton Ltd.	31,280	0.0
12,165		Ansell Ltd.	340,053	0.2
221,876		Aurelia Metals Ltd.	68,983	0.0
31,681		Austal Ltd.	61,828	0.0
30,775		Ava Risk Group Ltd.	13,031	0.0
47,049		Bapcor Ltd.	268,711	0.2
5,273		Base Resources Ltd.	1,088	0.0
427,872		Beach Energy Ltd.	532,201	0.4
25,848		Beacon Lighting Group Ltd.	33,543	0.0
89,246		BlueScope Steel Ltd.	1,120,481	0.8
111,807		Boral Ltd.	410,981	0.3
51,413		Charter Hall Group	531,230	0.4
28,339		Codan Ltd./Australia	258,233	0.2
2,790		Collins Foods Ltd.	20,452	0.0
97,651		CSR Ltd.	391,806	0.3
81,945		Data#3 Ltd.	353,126	0.2
30,244		Elders Ltd.	245,221	0.2
267,221		Estia Health Ltd.	379,802	0.3
156,949	(1)	Horizon Oil Ltd.	8,341	0.0
59,860		Iluka Resources Ltd.	293,232	0.2
122,226	(1)	Image Resources NL	15,311	0.0
17,379		JB Hi-Fi Ltd.	683,035	0.5
128,714		Jupiter Mines Ltd.	28,933	0.0
37,232		MACA Ltd.	35,869	0.0
115,297		Macmahon Holdings Ltd.	23,302	0.0
8,116		McMillan Shakespeare Ltd.	78,072	0.1
28,388	(1),(2)	Midway Ltd.	18,008	0.0
80,485		Mineral Resources Ltd.	2,096,296	1.4
11,042	(1)	Nufarm Ltd.	40,798	0.0
57,402		OM Holdings Ltd.	37,626	0.0
56,622		OZ Minerals Ltd.	800,902	0.5
48,397		Pendal Group Ltd.	226,957	0.2
15,354		People Infrastructure Ltd.	40,066	0.0
323,419		Perenti Global Ltd.	318,982	0.2
260,606	(1)	Perseus Mining Ltd.	231,350	0.2
23,902		Regis Resources Ltd.	65,700	0.0
81,037		Reliance Worldwide Corp. Ltd.	262,401	0.2
19,326	(1)	RPMGlobal Holdings Ltd.	18,857	0.0
14,631		Sandfire Resources Ltd.	53,004	0.0
19,340		Seven Group Holdings Ltd.	328,881	0.2
25,018		Shaver Shop Group Ltd.	21,620	0.0
111,586		Shopping Centres Australasia Property Group	197,318	0.1
91,195	(1)	Sigma Healthcare Ltd.	45,820	0.0
256,237	(1)	Silver Lake Resources Ltd.	310,305	0.2
9,920		Sims Metal Management Ltd.	92,094	0.1
116,245		Vita Group Ltd.	93,471	0.1
40,535		Western Areas Ltd.	72,173	0.1
			11,671,138	7.8

		Austria: 0.4%
10,642		Andritz AG	505,551	0.3
1,877		Palfinger AG	66,833	0.1
600		UBM Development AG	25,484	0.0
2,867		Zumtobel AG	23,624	0.0
			621,492	0.4

		Azerbaijan: 0.0%
14,821		Anglo Asian Mining PLC	31,882	0.0

		Belgium: 0.3%
13,019	(1)	AGFA-Gevaert NV	60,296	0.1
2,788	(1)	bpost SA	32,984	0.0
11,083	(1)	Deceuninck NV	31,871	0.0
2,052		Ion Beam Applications	35,709	0.0
375		Melexis NV	41,920	0.0
6,308		Warehouses De Pauw CVA	226,491	0.2
			429,271	0.3

		Canada: 7.6%
1,300		Acadian Timber Corp.	16,683	0.0
2,917		AGF Management Ltd.	14,736	0.0
6,908		AirBoss of America Corp.	90,054	0.1
4,200		Andrew Peller Ltd.	33,666	0.0
14,255	(1)	ATS Automation Tooling Systems, Inc.	244,578	0.2
869		Bird Construction, Inc.	5,572	0.0
6,300	(1)	Black Diamond Group Ltd.	13,105	0.0
200		Bridgemarq Real Estate Services	2,304	0.0
15,783		BRP, Inc.	1,038,870	0.7
6,505		Canadian Apartment Properties REIT	260,454	0.2
13,867		Canadian Western Bank	308,517	0.2
39,843	(1)	Canfor Corp.	735,635	0.5
5,900		Canfor Pulp Products, Inc.	39,172	0.0
18,700		CanWel Building Materials Group Ltd.	106,606	0.1
232,852	(1)	Capstone Mining Corp.	482,548	0.3
10,800	(1)	China Gold International Resources Corp. Ltd.	21,706	0.0
2,369	(1)	Cipher Pharmaceuticals, Inc.	1,667	0.0
2,230		Cogeco, Inc.	160,386	0.1
3,864	(1)	Descartes Systems Group, Inc./The	235,632	0.2
7,050		DREAM Unlimited Corp.	113,792	0.1
10,000		Enghouse Systems Ltd.	459,198	0.3
2,608		Exco Technologies Ltd.	19,783	0.0
3,600	(1)	EXFO, Inc.	13,091	0.0
14,880		Finning International, Inc.	310,691	0.2
35,073	(1)	Fortuna Silver Mines, Inc.	271,259	0.2
3,800		H&R Real Estate Investment Trust	36,135	0.0
4,400		Hardwoods Distribution, Inc.	94,073	0.1
27,837		High Arctic Energy Services, Inc.	21,769	0.0
84,800		HudBay Minerals, Inc.	482,771	0.3
4,045		iA Financial Corp., Inc.	180,242	0.1
9,800	(1)	IBI Group, Inc.	69,127	0.1
1,532		Information Services Corp.	25,339	0.0
25,000	(1)	Interfor Corp.	465,885	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
5,399		Intertape Polymer Group, Inc.	$96,981	0.1
400		Lassonde Industries, Inc.	54,491	0.0
4,600		Leon's Furniture Ltd.	74,104	0.1
5,200		Linamar Corp.	265,459	0.2
52,000	(1)	Lucara Diamond Corp.	30,905	0.0
13,056		Maple Leaf Foods, Inc.	255,147	0.2
800		Morguard Corp.	68,192	0.1
37,800		Mullen Group Ltd.	305,652	0.2
1,856		Neo Performance Materials, Inc.	22,062	0.0
32,200		Nexus Real Estate Investment Trust	52,628	0.0
14,386		Northland Power, Inc.	527,065	0.4
31,820	(1)	Parex Resources, Inc.	481,499	0.3
6,300		Pizza Pizza Royalty Corp.	46,557	0.0
2,692		Polaris Infrastructure, Inc.	44,082	0.0
1,278	(1)	Precision Drilling Corp.	24,895	0.0
18,914	(1)	Pretium Resources, Inc.	204,116	0.1
17,417	(1)	Real Matters, Inc.	228,141	0.2
7,900		Richelieu Hardware Ltd.	231,486	0.2
272	(1)	Roxgold, Inc.	296	0.0
1,118		Russel Metals, Inc.	20,074	0.0
7,708		Stella-Jones, Inc.	277,036	0.2
137,466	(1)	Taseko Mines Ltd.	163,585	0.1
9,696		TFI International, Inc.	644,049	0.4
49,076	(1)	TransGlobe Energy Corp.	51,039	0.0
39,212		Tricon Residential, Inc.	374,105	0.3
5,400		VersaBank	46,409	0.0
1,100		Wajax Corp.	16,344	0.0
7,270	(1)	Xenon Pharmaceuticals, Inc.	104,324	0.1
32,364		Yamana Gold, Inc. (CAD)	151,095	0.1
			11,236,864	7.6

		China: 1.2%
185,000		361 Degrees International Ltd.	30,531	0.0
125,200		Changchun Faway Automobile Components Co. Ltd. - A Shares	167,864	0.1
100,000		Chaowei Power Holdings Ltd.	42,410	0.1
10,276		China Yuchai International Ltd.	164,108	0.1
34,200		Dutech Holdings Ltd.	6,308	0.0
384,000	(1)	E-Commodities Holdings Ltd.	18,276	0.0
111,072	(1)	Ever Reach Group Holdings Co. Ltd.	19,483	0.0
114,000		FriendTimes, Inc.	34,282	0.0
301,000	(1)	Goodbaby International Holdings Ltd.	37,895	0.0
1,087,897		Greenland Hong Kong Holdings Ltd.	320,045	0.2
132,956		Henan Jinma Energy Co. Ltd. - H Shares	60,534	0.1
160,000	(1)	Hilong Holding Ltd.	6,177	0.0
618,000		Huazhong In-Vehicle Holdings Co. Ltd.	70,940	0.1
144,900		Liuzhou Iron & Steel Co. Ltd. - A Shares	124,457	0.1
249,000		Nexteer Automotive Group Ltd.	399,267	0.3
89,000		Pacific Online Ltd.	14,693	0.0
116,000		Ten Pao Group Holdings Ltd.	34,126	0.0
354,000		Towngas China Co. Ltd.	151,189	0.1
38,932		Xingfa Aluminium Holdings Ltd.	41,175	0.0
319,000	(1)	Xiwang Special Steel Co. Ltd. - H Shares	14,923	0.0
138,000		Zengame Technology Holding Ltd.	19,866	0.0
			1,778,549	1.2

		Czech Republic: 0.2%
36,993	(3)	Avast PLC	238,520	0.2

		Denmark: 1.8%
1,450	(1)	ALK-Abello A/S	566,956	0.4
49,826	(1),(2)	Columbus A/S	99,562	0.1
2,323		D/S Norden	41,475	0.0
3,084	(1)	H+H International A/S	73,536	0.0
4,469	(1)	Matas A/S	55,565	0.0
3,067	(1),(3)	Netcompany Group A/S	286,118	0.2
238		North Media A/S	3,107	0.0
12,629		Pandora A/S	1,215,243	0.8
341		Per Aarsleff Holding A/S	15,761	0.0
3,081		Royal Unibrew A/S	304,142	0.2
1,038		Solar A/S	68,002	0.1
26		Sparekassen Sjaelland-Fyn AS	400	0.0
			2,729,867	1.8

		Finland: 1.5%
1,202		Alma Media Oyj	13,176	0.0
1,699		Aspo Oyj	17,608	0.0
1,999		Atria PLC	24,996	0.0
284	(1)	BasWare Oyj	13,507	0.0
3,554		Digia Oyj	32,364	0.0
1,730	(2)	eQ Oyj	34,602	0.0
1,668		Fiskars OYJ Abp	31,331	0.0
11,042	(1)	F-Secure Oyj	51,832	0.0
775		Gofore Oyj	16,035	0.0
3,185		Harvia Oyj	90,712	0.1
6,929		Kamux Corp.	114,809	0.1
15,093		Kemira OYJ	255,479	0.2
707	(1),(2)	Marimekko Oyj	40,025	0.0
7,957		Metsa Board OYJ	85,523	0.1
40,576		Oriola Oyj	99,713	0.1
40,847		Metso Outotec Oyj	407,573	0.3
442		Ponsse Oyj	17,085	0.0
3,035	(1)	Rapala VMC Oyj	18,636	0.0
2,108		Scanfil Oyj	16,191	0.0
8,317		TietoEVRY Oyj	273,281	0.2
15,582		Valmet OYJ	498,823	0.3
9,115		Verkkokauppa.com Oyj	79,159	0.1
			2,232,460	1.5

		France: 5.3%
4,493		AKWEL	115,047	0.1
4,788	(1)	Alstom SA	259,603	0.2
307		Altarea SCA	51,190	0.1
1,976		Arkema SA	218,663	0.1
3,528	(1)	Atos SE	270,737	0.2
1,451		Boiron SA	60,221	0.1
5,282		CBO Territoria	23,058	0.0
678	(1)	Cegedim SA	19,335	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
630		Cie des Alpes	$13,291	0.0
12,062	(1)	Criteo SA ADR	224,353	0.2
5,942	(1)	Eiffage SA	539,341	0.4
17,232	(1)	Elis SA	259,536	0.2
699	(1)	Eurobio Scientific SA	17,077	0.0
10,979	(1)	Faurecia SE	574,544	0.4
170		Fountaine Pajot SA	19,059	0.0
1,591		Gecina S.A.	226,040	0.2
121	(1)	Groupe Crit	9,354	0.0
7,031	(1)	Groupe Fnac	395,235	0.3
1,265	(1)	Groupe LDLC	84,375	0.1
941		Guerbet	38,084	0.0
2,524		Haulotte Group	18,447	0.0
996	(1)	HEXAOM	42,991	0.0
1,118		Infotel SA	56,256	0.0
6,826		Ipsen SA	595,512	0.4
2,895		Jacquet Metal Service	50,380	0.0
12,548		Klepierre SA	300,740	0.2
7,564	(1)	Korian SA	279,479	0.2
5,143	(3)	La Francaise des Jeux SAEM	220,900	0.1
719		Le Noble Age	42,994	0.0
183	(1)	Manutan International	17,230	0.0
698		Neurones	19,906	0.0
6,169	(1)	Nexans SA	458,818	0.3
6,918	(1)	Plastivaloire	58,810	0.0
731	(1)	PSB Industries SA	15,835	0.0
9,070		Publicis Groupe	469,414	0.3
6,924		Rubis SCA	313,392	0.2
435	(1)	Savencia SA	31,674	0.0
8,999	(1)	SCOR SE	273,647	0.2
1,352		SEB SA	256,931	0.2
2,077	(1)	SOITEC	417,554	0.3
1,848	(1)	Sopra Group SA	306,571	0.2
1,286	(1)	Synergie SE	49,003	0.0
655		Trigano SA	115,257	0.1
284		Vetoquinol SA	29,696	0.0
157	(1)	Virbac SA	40,868	0.0
			7,900,448	5.3

		Germany: 7.0%
28,850	(1)	Affimed NV	165,311	0.1
31,017		Alstria Office REIT-AG	534,497	0.4
454		Atoss Software AG	102,475	0.1
3,569		Aurubis AG	275,054	0.2
2,289		Bechtle AG	486,395	0.4
1,116		bet-at-home.com AG	51,490	0.0
4,765		Brenntag AG	373,256	0.3
2,112		Carl Zeiss Meditec AG	330,074	0.2
3,237		Cewe Stiftung & Co. KGAA	434,465	0.3
5,442	(3)	Covestro AG	369,685	0.2
1,556	(1)	Deutsche Euroshop AG	33,289	0.0
22,336	(1),(3)	Deutsche Pfandbriefbank AG	219,230	0.1
11,697	(1)	Dialog Semiconductor PLC	736,303	0.5
7,521	(3)	DWS Group GmbH & Co. KGaA	294,896	0.2
1,937		Elmos Semiconductor SE	77,069	0.1
18,423		Encavis AG	501,459	0.3
15,420		Freenet AG	321,966	0.2
3,681		Gerresheimer AG	391,985	0.3
1,072		GFT Technologies AG	15,743	0.0
128	(1)	GK Software SE	17,383	0.0
2,468	(1)	H&R GmbH & Co. KGaA	17,970	0.0
1,140	(1)	Hella GmbH & Co. KGaA	69,500	0.0
12,785	(1)	HelloFresh SE	1,079,593	0.7
2,981	(1)	Home24 SE	76,578	0.1
407		Hornbach Holding AG & Co. KGaA	38,525	0.0
7,832		IVU Traffic Technologies AG	168,993	0.1
5,842	(1)	Kloeckner & Co. SE	53,438	0.0
1,156		Krones AG	95,686	0.1
574		MBB SE	95,404	0.1
39		Paul Hartmann AG	18,931	0.0
21,172	(1)	ProSiebenSat.1 Media SE	382,590	0.3
6,932		Rheinmetall AG	731,958	0.5
2,750	(1)	SAF-Holland SE	38,256	0.0
910	(1)	Schaltbau Holding AG	34,186	0.0
148	(1)	Surteco SE	4,347	0.0
17,901		TAG Immobilien AG	549,680	0.4
5,874		United Internet AG	254,905	0.2
620		VIB Vermoegen AG	22,002	0.0
5,249		Wacker Chemie AG	759,676	0.5
1,864	(1)	Westwing Group AG	83,324	0.1
708		Wuestenrot & Wuerttembergische AG	14,503	0.0
87	(1)	zooplus AG	20,166	0.0
			10,342,236	7.0

		Greece: 0.0%
3,486		European Reliance General Insurance Co. SA	20,964	0.0

		Hong Kong: 2.3%
275,524		Build King Holdings Ltd.	32,648	0.0
20,146	(1)	China Billion Resources Ltd.	156	0.0
1,354,000		China Merchants Land Ltd.	194,745	0.1
80,000		Computer & Technologies Holdings Ltd.	23,452	0.0
1,703		Computime Group Ltd.	118	0.0
771,406		Fountain SET Hldgs	93,525	0.1
66,000		FSE Services Group Ltd.	29,329	0.0
2,348,000		Gemdale Properties & Investment Corp. Ltd.	331,870	0.2
34,303		GDH Guangnan Holdings Ltd.	2,996	0.0
83,321		Hanison Construction Holdings Ltd.	10,962	0.0
103,200		HKR International Ltd.	41,928	0.0
232,000	(1)	Hop Fung Group Holdings Ltd.	9,126	0.0
90,000		Hung Hing Printing Group Ltd.	12,052	0.0
62,000		Hysan Development Co., Ltd.	224,842	0.2
14,500		Johnson Electric Holdings Ltd.	42,826	0.0
436,726		K Wah International Holdings Ltd.	205,784	0.1
100,000		Kerry Logistics Network Ltd.	213,266	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
35,701		Lung Kee Bermuda Holdings	$12,258	0.0
48,377		Million Hope Industries Holdings Ltd.	3,681	0.0
83,000		Modern Dental Group Ltd.	14,002	0.0
278,000	(1),(4)	Pacific Andes International Holdings Ltd.	–	–
415,000		PAX Global Technology Ltd.	407,617	0.3
118,000		Pico Far East Holdings Ltd.	19,137	0.0
23,500		Prinx Chengshan Cayman Holding Ltd.	24,733	0.0
23,000	(1)	Rich Goldman Holdings Ltd.	152	0.0
361,851		Road King Infrastructure	448,840	0.3
87,913	(1),(4)	S&C Engine Group Ltd.	–	–
24,490	(1)	SHK Hong Kong Industries Ltd.	638	0.0
8,613		Soundwill Holdings Ltd.	8,668	0.0
294,476		Sun Hung Kai & Co. Ltd.	120,518	0.1
21,056		Sunlight Real Estate Investment Trust	10,213	0.0
321,180		Tang Palace China Holdings Ltd.	34,815	0.0
131,511		Tao Heung Holdings Ltd.	13,400	0.0
71,500		Texhong Textile Group Ltd.	75,748	0.1
320,000		Texwinca Holdings Ltd.	63,012	0.1
5,680,000		Tongda Group Holdings Ltd.	386,696	0.3
542,000	(1)	Truly International Holdings Ltd.	95,352	0.1
290,000		United Laboratories International Holdings Ltd.	201,067	0.1
212,000		Vedan International Holdings Ltd.	19,961	0.0
30,144		Wai Kee Holdings Ltd.	14,731	0.0
			3,444,864	2.3

		India: 0.3%
349,527	(1)	Dish TV India Ltd.	58,596	0.1
3,651		eClerx Services Ltd.	49,289	0.0
25,620	(1),(4)	Geodesic Ltd.	–	–
20,672		GHCL Ltd.	57,693	0.1
14,554	(1)	Intellect Design Arena Ltd.	65,251	0.1
14,046		J Kumar Infraprojects Ltd.	28,145	0.0
7,335		Majesco Ltd.	4,026	0.0
2,091		MindTree Ltd.	47,030	0.0
7,048		Newgen Software Technologies Ltd.	28,083	0.0
1,199		Oracle Financial Services Software Ltd.	52,787	0.0
9,321		Redington India Ltd.	17,197	0.0
1,633		Savita Oil Technologies Ltd.	15,313	0.0
2,092		TVS Srichakra Ltd.	54,660	0.0
21,379	(1),(4)	Varun Industries Ltd.	–	–
			478,070	0.3

		Ireland: 0.6%
68,226	(1)	Bank of Ireland Group PLC	253,451	0.2
54,504	(1)	Dalata Hotel Group PLC - DHGI	220,918	0.1
43,274		UDG Healthcare PLC	482,503	0.3
			956,872	0.6

		Israel: 1.3%
22,482	(1)	Camtek Ltd./Israel	531,025	0.4
1,649		Delta Galil Industries Ltd.	38,603	0.0
177		Duniec Brothers Ltd.	5,642	0.0
10,595		Electra Consumer Products 1970 Ltd.	409,570	0.3
7,913	(1)	Inmode Ltd.	465,759	0.3
343,326		Isramco Negev 2 L.P.	60,911	0.1
3,794	(1)	Kamada Ltd.	24,975	0.0
2,202		Kerur Holdings Ltd.	56,887	0.0
2,883	(1)	Naphtha Israel Petroleum Corp. Ltd.	12,931	0.0
367		Neto ME Holdings Ltd.	15,233	0.0
5,721	(1)	Perion Network Ltd.	83,069	0.1
1,149	(1)	Silicom Ltd.	50,763	0.0
1,757	(1)	Taro Pharmaceuticals Industries, Ltd.	131,318	0.1
			1,886,686	1.3

		Italy: 2.6%
17,600		ACEA SpA	348,232	0.2
7,131	(1)	Amplifon S.p.A.	282,662	0.2
18,469	(1)	Arnoldo Mondadori Editore SpA	30,392	0.0
31,121		Azimut Holding S.p.A.	653,931	0.4
46,327	(1)	Banca Mediolanum SpA	367,106	0.3
3,168		BasicNet SpA	15,154	0.0
27,046		Buzzi Unicem SpA	665,423	0.5
3,849		De'Longhi SpA	138,135	0.1
1,676	(1)	El.En. SpA	54,974	0.0
26,705	(1)	Elica SpA	93,782	0.1
17,529	(1)	Emak SpA	25,347	0.0
12,867	(1)	Esprinet S.p.A.	147,678	0.1
6,187		Interpump Group SpA	277,487	0.2
2,813	(1)	Newlat Food SpA	18,571	0.0
400		Pharmanutra SpA	18,300	0.0
401	(1)	Ratti SpA	1,869	0.0
2,487		Reno de Medici SpA	3,022	0.0
3,340		Reply SpA	408,569	0.3
7,403		Servizi Italia SpA	20,124	0.0
12,511	(1)	Sogefi S.p.A.	17,250	0.0
75,529	(1)	Unipol Gruppo Finanziario SpA	331,389	0.2
			3,919,397	2.6

		Japan: 17.9%
58,900		AEON Financial Service Co., Ltd.	707,343	0.5
381		Aichi Tokei Denki Co., Ltd.	15,871	0.0
1,000		Aiphone Co., Ltd.	16,197	0.0
1,100		Ajis Co. Ltd.	40,497	0.0
2,900		Akatsuki, Inc.	131,754	0.1
17,700		Anritsu Corp.	436,105	0.3
500		Arata Corp.	21,993	0.0
900		Asahi Co., Ltd.	13,927	0.0
7,400		Asahi Diamond Industrial Co., Ltd.	32,195	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,700		Asia Pile Holdings Corp.	$16,995	0.0
1,400		ASKA Pharmaceutical Co., Ltd.	20,201	0.0
8,400		ASKUL Corp.	296,643	0.2
6,000		Bando Chemical Industries Ltd.	37,542	0.0
2,500		BayCurrent Consulting, Inc.	376,927	0.3
12,000		Bell System24 Holdings, Inc.	214,341	0.2
2,200		Business Engineering Corp.	64,135	0.1
7,500		Capcom Co., Ltd.	470,545	0.3
1,100		Chino Corp.	14,619	0.0
7,000		Chubu Shiryo Co., Ltd.	93,921	0.1
1,700		CMC Corp.	40,494	0.0
1,400		Contec Co. Ltd.	23,426	0.0
2,500		Corona Corp.	22,122	0.0
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	10,593	0.0
6,200		Daihen Corp.	293,330	0.2
6,100		Daikoku Denki Co., Ltd.	50,734	0.0
5,715		Daitron Co., Ltd.	86,841	0.1
10,500		Denka Co., Ltd.	399,887	0.3
5,700		Dip Corp.	156,431	0.1
1,900		DMS, Inc.	24,594	0.0
9,900		Doshisha Co., Ltd.	177,309	0.1
22,382		DTS Corp.	476,951	0.3
20,100		EDION Corp.	196,980	0.1
15,400		Eiken Chemical Co., Ltd.	338,743	0.2
1,500		Elematec Corp.	14,212	0.0
10,100		Exedy Corp.	151,211	0.1
1,200		Faith, Inc.	9,112	0.0
146,200		FIDEA Holdings Co., Ltd.	149,759	0.1
1,200		Foster Electric Co., Ltd.	17,805	0.0
2,100		Freund Corp.	15,755	0.0
17,400		Fuji Machine Manufacturing Co., Ltd.	454,790	0.3
1,400		Fuji Pharma Co. Ltd.	16,275	0.0
4,800		Fuji Soft, Inc.	247,966	0.2
7,900		Fujikura Kasei Co., Ltd.	37,236	0.0
55,000	(1)	Fujikura Ltd.	257,765	0.2
19,400		Fullcast Co., Ltd.	310,283	0.2
7,600	(1)	Funai Electric Co., Ltd.	31,171	0.0
4,400		Furusato Industries Ltd.	53,294	0.0
1,000		Fuso Pharmaceutical Industries Ltd.	25,150	0.0
1,300		Gakken Holdings Co., Ltd.	21,295	0.0
21,700	(1)	GungHo Online Entertainment, Inc.	540,989	0.4
23,400		Gurunavi, Inc.	118,314	0.1
2,400		Honshu Chemical Industry Co. Ltd.	41,709	0.0
19,900		Hosiden Corp.	181,153	0.1
1,100		ID Holdings Corp.	12,959	0.0
23,600		Infocom Corp.	684,405	0.5
3,600		Intage Holdings, Inc.	40,326	0.0
18,400		Internet Initiative Japan, Inc.	377,120	0.3
530		Invincible Investment Corp.	176,693	0.1
14,800		Itoki Corp.	45,861	0.0
2,600		Iwaki & Co., Ltd.	15,993	0.0
4,200		Iwaki Co. Ltd.	32,177	0.0
11,600		Japan Lifeline Co. Ltd.	167,368	0.1
3,400		JBCC Holdings, Inc.	47,628	0.0
1,000		JFE Systems, Inc.	30,625	0.0
1,200		Joshin Denki Co., Ltd.	31,424	0.0
400		JUTEC Holdings Corp.	3,931	0.0
243		Kamei Corp.	2,770	0.0
9,100		Kanamoto Co., Ltd.	194,628	0.1
6,400		Kaneka Corp.	229,844	0.2
11,100		Keiyo Co., Ltd.	78,171	0.1
43		Kenedix Office Investment Corp.	276,764	0.2
1,130		Kimura Unity Co., Ltd.	11,848	0.0
2,400		King Jim Co., Ltd.	20,260	0.0
13,700		Kintetsu World Express, Inc.	335,861	0.2
1,300		Kita-Nippon Bank Ltd.	23,028	0.0
7,900		Kohnan Shoji Co., Ltd.	214,821	0.2
48,000		Kojima Co., Ltd.	284,448	0.2
12,600		Komeri Co., Ltd.	334,589	0.2
8,200		K's Holdings Corp.	110,879	0.1
1,800		KSK Co. Ltd./Inagi	38,263	0.0
9,700		Kumagai Gumi Co., Ltd.	239,989	0.2
3,100		Kuriyama Holdings Corp.	19,356	0.0
9,900		KYORIN Holdings, Inc.	185,805	0.1
2,200		Kyowa Electronics Instruments Co. Ltd.	8,053	0.0
1,595		Kyowa Leather Cloth Co., Ltd.	9,632	0.0
1,600		Marubun Corp.	8,236	0.0
6,900		Megachips Corp.	204,624	0.2
6,100		Meiwa Estate Co., Ltd.	35,194	0.0
4,500	(1)	MIMAKI ENGINEERING CO Ltd.	20,474	0.0
10,600		Miraca Holdings, Inc.	315,181	0.2
6,500		Mito Securities Co., Ltd.	15,388	0.0
1,100		Mitsubishi Research Institute, Inc.	44,272	0.0
100		Mitsui Matsushima Holdings Co., Ltd.	734	0.0
3,800		Morinaga Milk Industry Co., Ltd.	189,073	0.1
800		Morishita Jintan Co. Ltd.	15,066	0.0
1,900		Mutoh Holdings Co., Ltd.	28,175	0.0
4,400	(1)	Mynet, Inc.	37,639	0.0
1,300		Nadex Co., Ltd.	8,775	0.0
2,900		Nafco Co., Ltd.	54,557	0.1
3,300		Nakabayashi Co. Ltd.	19,431	0.0
10,287		Nakano Corp.	38,534	0.0
13,700		NEC Networks & System Integration Corp.	242,586	0.2
8,000		Net One systems Co., Ltd.	266,898	0.2
3,700		Nextage Co. Ltd.	52,179	0.0
1,200	(1)	Nice Holdings, Inc.	17,007	0.0
3,700		Nichiha Corp.	110,870	0.1
8,300		Nichirei Corp.	240,493	0.2
1,600		Nihon Falcom Corp.	22,275	0.0
7,000		Nihon House Holdings Co., Ltd	20,748	0.0
19,900		Nikkiso Co., Ltd.	191,176	0.1
62		Nippon Accommodations Fund, Inc.	341,181	0.2
1,200		Nippon BS Broadcasting Corp.	13,704	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
187		Nippon Chemiphar Co., Ltd.	$3,985	0.0
2,100		Nippon Commercial Development Co. Ltd.	34,172	0.0
11,400		Nippon Electric Glass Co., Ltd.	250,455	0.2
2,100		Nippon Systemware Co., Ltd.	41,837	0.0
142,000	(1)	Niraku GC Holdings, Inc.	3,737	0.0
7,100	(2)	Nishimatsuya Chain Co., Ltd.	95,524	0.1
54,818		Nissan Tokyo Sales Holdings Co., Ltd.	135,842	0.1
8,531		Nisshin Group Holdings Co. Ltd.	33,639	0.0
7,500		Nissin Electric Co., Ltd.	98,627	0.1
4,200		Nittetsu Mining Co., Ltd.	221,448	0.2
3,400		NJS Co. Ltd.	64,122	0.1
92,400		North Pacific Bank Ltd.	187,041	0.1
1,200		Ochi Holdings Co. Ltd.	15,294	0.0
1,800		Onoken Co., Ltd.	20,829	0.0
11,500		Open House Co. Ltd.	462,910	0.3
1,000		Origin Co. Ltd.	12,866	0.0
2,800		Oyo Corp.	33,871	0.0
4,300		Paltac Corp.	223,445	0.2
16,000		Parker Corp.	72,187	0.1
2,300		Pasona Group, Inc.	41,325	0.0
48,300		Penta-Ocean Construction Co., Ltd.	395,732	0.3
100		Pronexus, Inc.	1,009	0.0
4,900		Relia, Inc.	67,237	0.1
46,000		Rengo Co., Ltd.	382,592	0.3
15,000		Resorttrust, Inc.	212,359	0.2
900		Rhythm Co. Ltd.	6,096	0.0
9,700		Ride On Express Holdings Co. Ltd.	196,606	0.1
6,200		Riken Technos Corp.	26,886	0.0
1,000		Saison Information Systems Co. Ltd.	21,396	0.0
1,400		San Holdings, Inc.	15,552	0.0
1,519		Sankyo Frontier Co. Ltd.	56,621	0.1
5,400		Sankyu, Inc.	203,319	0.1
1,800		Sansha Electric Manufacturing Co. Ltd.	15,519	0.0
24,200		Sanwa Holdings Corp.	275,896	0.2
6,700		Sawai Pharmaceutical Co., Ltd.	306,278	0.2
3,300	(1)	Saxa Holdings, Inc.	44,711	0.0
1,300		Seika Corp.	16,740	0.0
19,000		Septeni Holdings Co. Ltd.	84,694	0.1
900		Shibaura Electronics Co. Ltd.	26,272	0.0
1,800		Shibaura Mechatronics Corp.	91,573	0.1
10,500		Shiga Bank Ltd.	192,044	0.1
22,100		Shinko Electric Industries	555,544	0.4
6,500		Ship Healthcare Holdings, Inc.	373,987	0.3
2,500		Sinfonia Technology Co. Ltd.	34,270	0.0
1,700		SK-Electronics Co., Ltd.	20,641	0.0
8,100		Softcreate Holdings Corp.	202,795	0.1
5,769		Soken Chemical & Engineering Co. Ltd.	104,071	0.1
6,900		Soliton Systems KK	112,794	0.1
2,400		Space Co. Ltd.	17,725	0.0
4,400		SPK Corp.	52,455	0.0
8,200		Starts Corp., Inc.	211,056	0.2
3,900		St-Care Holding Corp.	35,064	0.0
14,900		Sumitomo Forestry Co., Ltd.	288,552	0.2
45,500		Suruga Bank Ltd.	133,800	0.1
9,200		Sushiro Global Holdings Ltd.	314,718	0.2
3,081		Tachikawa Corp.	37,336	0.0
5,900		Taiho Kogyo Co., Ltd.	40,055	0.0
8,600		Taiyo Yuden Co., Ltd.	504,483	0.4
1,500		Takasago International Corp.	37,070	0.0
10,200		Takeuchi Manufacturing Co. Ltd.	232,252	0.2
1,200		Tanabe Consulting Co. Ltd.	15,867	0.0
17,400		Tanseisha Co., Ltd.	121,612	0.1
800		Techno Medica Co. Ltd.	11,913	0.0
13,900		TOA Road Corp.	493,081	0.3
22,900		Tochigi Bank Ltd.	37,196	0.0
2,700		Togami Electric Manufacturing Co. Ltd.	43,072	0.0
1,100		Toho Holdings Co., Ltd.	20,715	0.0
2,100		Tokyo Keiki, Inc.	18,735	0.0
5,000		Tokyo Seimitsu Co., Ltd.	231,183	0.2
2,700		Tokyo Tekko Co., Ltd.	51,335	0.0
5,100		Tokyotokeiba Co., Ltd.	211,310	0.2
700		Tomen Devices Corp.	25,546	0.0
2,400		Tonami Holdings Co., Ltd.	124,148	0.1
5,100		Towa Pharmaceutical Co., Ltd.	102,088	0.1
3,700		Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	40,788	0.0
25,000		Toyo Tire & Rubber Co., Ltd.	379,688	0.3
5,300		Transcosmos, Inc.	132,874	0.1
4,800		Uchida Yoko Co., Ltd.	192,178	0.1
2,400		UNIRITA, Inc.	45,717	0.0
11,600		Valor Holdings Co., Ltd.	274,464	0.2
5,500		Will Group, Inc.	52,868	0.0
6,200		World Holdings Co. Ltd.	112,265	0.1
17		XYMAX REIT Investment Corp.	16,909	0.0
11,676		Yuasa Trading Co., Ltd.	365,069	0.3
1,700		Zaoh Co. Ltd.	21,917	0.0
8,500		Zenkoku Hosho Co. Ltd.	379,423	0.3
16,100		Zeon Corp.	258,486	0.2
			26,636,822	17.9

		Liechtenstein: 0.0%
407		VP Bank AG	50,352	0.0

		Luxembourg: 0.0%
564		Stabilus SA	42,216	0.0

		Malaysia: 0.2%
57,500		AFFIN Bank Bhd	23,278	0.0
10,900		Allianz Malaysia Bhd	36,382	0.1
47,000	(1)	Deleum Bhd	6,342	0.0
97,800	(1)	KSL Holdings BHD	13,638	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
64,245		Kumpulan Fima BHD	$28,184	0.0
145,300		Lii Hen Industries BHD	137,627	0.1
210,000		Media Chinese International Ltd.	7,313	0.0
82,400		MKH Bhd	25,006	0.0
			277,770	0.2

		Malta: 1.0%
11,342		Angler Gaming PLC	30,403	0.0
2,588	(1)	Kambi Group PLC	144,541	0.1
103,079	(1)	Kindred Group PLC	1,236,024	0.9
			1,410,968	1.0

		Mexico: 0.0%
37,119	(1)	Credito Real SAB de CV SOFOM ER	19,538	0.0

		Monaco: 0.2%
13,313		Endeavour Mining Corp.	282,761	0.2

		Netherlands: 3.7%
5,877	(1)	AerCap Holdings NV	224,736	0.2
1,069	(1)	Argenx SE	311,716	0.2
4,653		ASM International NV	1,191,949	0.8
15,993		ASR Nederland NV	619,955	0.4
1,382		BE Semiconductor Industries NV	95,017	0.1
13,733	(1)	Brunel International NV	132,825	0.1
14,089	(1)	Eurocommercial Properties NV	271,874	0.2
4,673	(3)	Euronext NV	503,267	0.3
12,321	(1),(3)	Intertrust NV	189,433	0.1
5,816	(1)	Kendrion NV	136,001	0.1
653		Nedap N.V.	38,850	0.0
11,670	(1),(3)	Signify NV	556,846	0.4
11,173	(1)	Randstad NV	698,064	0.5
16,453		SBM Offshore NV	282,413	0.2
478,561	(1),(2),(4)	SNS Reaal NV	–	–
3,244		TKH Group NV	153,213	0.1
1,914		Vastned Retail NV	54,236	0.0
			5,460,395	3.7

		New Zealand: 0.2%
6,587	(1)	Fletcher Building Ltd. (Ticker: FBU AU)	28,839	0.0
3,831	(1)	Fletcher Building Ltd. (Ticker: FBU NZ)	17,029	0.0
49,352		NZX Ltd.	72,525	0.1
8,701		PGG Wrightson Ltd.	20,596	0.0
32,962		Skellerup Holdings Ltd.	91,886	0.1
18,851	(1)	Vista Group International Ltd.	20,097	0.0
			250,972	0.2

		Norway: 0.2%
6,024		American Shipping Co. ASA	20,149	0.0
2,194		Atea ASA	33,382	0.0
413		Bouvet ASA	30,479	0.0
6,351		Selvaag Bolig ASA	38,704	0.0
1,938		Sparebank 1 Nord Norge	17,542	0.0
25,774		Sparebanken Vest	206,946	0.2
			347,202	0.2

		Philippines: 0.0%
31,770		Ginebra San Miguel, Inc.	38,075	0.0

		Poland: 0.1%
400		Amica Wronki SA	14,947	0.0
2,061	(2)	Asseco South Eastern Europe SA	21,412	0.0
619		Budimex SA	53,674	0.1
102		Neuca SA	18,620	0.0
317	(1)	Stalprodukt SA	27,232	0.0
			135,885	0.1

		Portugal: 0.1%
12,251	(1)	CTT-Correios de Portugal SA	35,477	0.0
5,397		Semapa-Sociedade de Investimento e Gestao	57,319	0.1
			92,796	0.1

		Singapore: 1.4%
94,800		AEM Holdings Ltd.	283,358	0.2
3,802		Boustead Singapore Ltd.	2,534	0.0
76,300		China Aviation Oil Singapore Corp. Ltd.	64,767	0.0
198,395		China Sunsine Chemical Holdings Ltd.	67,716	0.0
162,600		CSE Global Ltd.	58,433	0.0
346,600		Frasers Logistics & Commercial Trust	374,653	0.3
102,900		Frencken Group Ltd.	105,733	0.1
8,000		Hanwell Holdings Ltd.	1,659	0.0
9		Ho Bee Land Ltd.	16	0.0
775,000		IGG, Inc.	1,004,477	0.7
13,600	(1)	Lian Beng Group Ltd.	4,685	0.0
63,300		Sheng Siong Group Ltd.	76,980	0.1
83,600		Sing Holdings Ltd.	23,235	0.0
13,300		Sing Investments & Finance Ltd.	13,366	0.0
78,392		Tai Sin Electric Ltd.	17,948	0.0
67,951		Tiong Woon Corp. Holding Ltd.	22,251	0.0
			2,121,811	1.4

		South Africa: 0.2%
156,431		Alviva Holdings Ltd.	116,871	0.1
46,167	(1)	ArcelorMittal South Africa Ltd.	4,914	0.0
10,764	(1)	DataTec Ltd.	17,578	0.0
24,702	(1)	Metair Investments Ltd.	30,574	0.0
62,569		Sylvania Platinum Ltd.	87,443	0.1
			257,380	0.2

		South Korea: 5.4%
7,124	(1)	Actoz Soft Co. Ltd.	55,233	0.0
167		Asia Holdings Co., Ltd.	13,566	0.0
4,771		BNG Steel Co. Ltd.	91,594	0.1
2,208		Chong Kun Dang Pharmaceutical Corp.	361,237	0.2
545		Cuckoo Holdings Co. Ltd.	46,943	0.0
14,163		Daewon San Up Co. Ltd.	70,714	0.1
4,179		Dong Ah Tire & Rubber Co. Ltd.	97,246	0.1
988		Dongil Industries Co. Ltd.	69,217	0.1
9,145		DONGSUNG Corp.	39,741	0.0
4,291		Douzone Bizon Co. Ltd.	382,284	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
8,843		Echo Marketing, Inc.	$217,991	0.2
1,300		Fursys, Inc.	34,330	0.0
1,288		GS Home Shopping, Inc.	156,841	0.1
9,647	(1)	Hansol Technics Co. Ltd.	86,370	0.1
6,033		Hanyang Securities Co. Ltd.	49,844	0.0
13,112		Hite Jinro Co. Ltd.	372,855	0.3
23,062		HS R&A Co. Ltd.	51,355	0.0
3,114		HwaSung Industrial Co. Ltd.	31,527	0.0
1,422		Hyosung TNC Co. Ltd.	378,831	0.3
2,040		IDIS Holdings Co. Ltd.	23,480	0.0
5,587		iMarketKorea, Inc.	41,437	0.0
8,007	(1)	Innox Advanced Materials Co. Ltd.	319,026	0.2
5,550		JB Financial Group Co. Ltd.	25,695	0.0
7,628		Jeju Bank	41,694	0.0
6,531	(1)	JoyCity Corp.	54,445	0.0
3,015		Kolon Corp.	54,257	0.0
86,541		Korea Asset In Trust Co. Ltd.	296,511	0.2
531		KPX Chemical Co. Ltd.	24,664	0.0
10,813	(1)	KT Hitel Co. Ltd.	73,365	0.1
7,798		KT Skylife Co. Ltd.	59,340	0.0
2,451		Kyeryong Construction Industrial Co., Ltd.	66,940	0.1
3,470		LEADCORP, Inc./The	18,708	0.0
1,996		LF Corp.	25,622	0.0
6,621		LG International Corp.	155,926	0.1
15,961	(1)	Lock&Lock Co. Ltd.	164,415	0.1
3,197		Maeil Dairies Co. Ltd.	202,069	0.1
145		Mi Chang Oil Industrial Co. Ltd.	8,209	0.0
14,294	(1)	Neowiz	302,244	0.2
685		Nice Information & Telecommunication, Inc.	16,870	0.0
7,246	(1)	Osstem Implant Co. Ltd.	444,343	0.3
26,692		Partron Co. Ltd.	268,312	0.2
2,805		Pureun Mutual Savings Bank	22,554	0.0
10,720		S&T Dynamics Co., Ltd.	61,937	0.0
6,125		S&T Motiv Co. Ltd.	394,894	0.3
613	(1)	Sam Jung Pulp Co. Ltd.	15,582	0.0
8,006		Sam Young Electronics Co. Ltd.	72,574	0.1
3,844		Sambo Corrugated Board Co. Ltd.	38,411	0.0
16,092	(1)	Samsung Engineering Co. Ltd.	177,495	0.1
539		SeAH Steel Corp.	21,997	0.0
1,756		Seegene, Inc.	256,186	0.2
7,327		Seoul Semiconductor Co. Ltd.	127,910	0.1
7,102		SFA Engineering Corp.	239,433	0.2
2,692		Soulbrain Co. Ltd./New	644,161	0.4
126		Taekwang Industrial Co. Ltd.	94,383	0.1
6,494		Union Semiconductor Equipment & Materials Co. Ltd.	71,780	0.1
2,906	(1)	Coway Co. Ltd.	180,476	0.1
82,316		Woongjin Thinkbig Co., Ltd.	192,361	0.1
4,792		Woory Industrial Co. Ltd.	119,361	0.1
2,166		Yoosung Enterprise Co. Ltd.	5,782	0.0
			8,032,568	5.4

		Spain: 1.8%
5,964		Almirall SA	81,656	0.0
27,154	(1)	Applus Services SA	271,587	0.2
7,462	(2)	Atlantica Yield plc	308,554	0.2
56,354		Bankinter S.A.	316,310	0.2
14,480		Cia de Distribucion Integral Logista Holdings SA	272,404	0.2
101,419		Faes Farma SA	452,091	0.3
33,479		Merlin Properties Socimi SA	320,647	0.2
7,389		Naturhouse Health SAU	15,647	0.0
3,234		Pharma Mar SA	411,053	0.3
3,519		Viscofan SA	248,542	0.2
			2,698,491	1.8

		Sweden: 5.5%
918		Beijer Alma AB	14,820	0.0
2,530		Bergman & Beving AB	30,214	0.0
39,092		Betsson AB	367,371	0.3
2,526	(1)	Bilia AB	31,322	0.0
3,108		BioGaia AB	172,613	0.1
51,588	(1)	Bonava AB	545,177	0.4
5,180	(1)	Boule Diagnostics AB	35,426	0.0
270,332		Bredband2 i Skandinavien AB	69,465	0.0
5,373	(1)	Bufab AB	121,057	0.1
17,299	(1)	Catella AB	68,523	0.0
9,272	(1)	Clas Ohlson AB	84,279	0.1
24,853	(1),(3)	Dometic Group AB	343,012	0.2
6,300	(1)	Doro AB	34,759	0.0
6,305		Ferronordic AB	122,987	0.1
10,068		G5 Entertainment AB	492,069	0.3
57,310		Getinge AB	1,478,269	1.0
39,250	(1)	GHP Specialty Care AB	112,712	0.1
5,652	(1)	Haldex AB	33,691	0.0
13,206	(1)	Humana AB	93,202	0.1
10,089	(1)	Inwido AB	137,431	0.1
11,892	(1)	KNOW IT AB	399,896	0.3
10,646	(1)	Mekonomen AB	119,629	0.1
1,133	(1)	Nederman Holding AB	18,258	0.0
33,084	(1)	Nobia AB	257,322	0.2
5,741	(1)	Nordic Entertainment Group AB	300,505	0.2
3,549		Paradox Interactive AB	98,765	0.1
22,079	(1)	Peab AB	245,933	0.2
56,831		Ratos AB	261,313	0.2
5,165	(1)	RaySearch Laboratories AB	53,532	0.0
13,029	(1)	Recipharm AB	358,612	0.2
146,869	(1)	Rottneros AB	150,246	0.1
13,607	(1)	Scandi Standard AB	110,213	0.1
4,671		Sectra AB	397,615	0.3
32,700	(1)	Stillfront Group AB	346,906	0.2
3,467		SwedenCare AB	137,746	0.1
899	(1)	Systemair AB	28,180	0.0
2,024		Tethys Oil AB	12,591	0.0
832	(1)	VBG Group AB	16,628	0.0
4,725	(1)	Volati AB	62,487	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
18,615		Wihlborgs Fastigheter AB	$382,278	0.3
			8,147,054	5.5

		Switzerland: 6.8%
26,380	(1),(2)	AC Immune SA	157,752	0.1
22,659		Adecco Group AG	1,415,402	1.0
2,577	(1)	Ascom Holding AG	44,076	0.0
1,506	(1)	Basilea Pharmaceutica AG	86,153	0.1
895		Bucher Industries AG	423,474	0.3
558		Burkhalter Holding AG	40,030	0.0
1,045	(1)	Calida Holding AG	40,447	0.0
21	(1)	Carlo Gavazzi Holding AG	4,271	0.0
5,763	(1)	Cavotec SA	14,483	0.0
1,474		Cembra Money Bank AG	160,146	0.1
7,352		Coca-Cola HBC AG	217,050	0.1
144		Forbo Holding AG	245,182	0.2
1,332		Helvetia Holding AG	133,422	0.1
623		Implenia AG	17,426	0.0
8,357		Julius Baer Group Ltd.	505,643	0.3
17,922		Logitech International SA	1,861,353	1.3
17		Metall Zug AG	30,693	0.0
2,028	(1)	Mikron Holding AG	13,428	0.0
47		Phoenix Mecano AG	24,852	0.0
4,131		PSP Swiss Property AG	528,515	0.4
2,486	(1)	Sonova Holding AG - Reg	599,721	0.4
3,571		Sulzer AG	384,698	0.3
1,112		Swiss Life Holding AG	507,022	0.3
3,025		Swissquote Group Holding SA	328,571	0.2
3,377		Tecan Group AG	1,633,916	1.1
5,085		Vontobel Holding AG	410,840	0.3
170	(1)	V-ZUG Holding AG	17,048	0.0
5,458	(1),(3)	Wizz Air Holdings Plc	325,673	0.2
			10,171,287	6.8

		Taiwan: 2.9%
431,000		Acer, Inc.	415,047	0.3
20,363		Airmate Cayman International Co. Ltd.	17,587	0.0
32,000		Basso Industry Corp.	47,941	0.0
47,000		Chien Kuo Construction Co. Ltd.	20,356	0.0
88,000		ChipMOS Technologies, Inc.	105,533	0.1
75,200		Coretronic Corp.	103,381	0.1
71,000		Everlight Electronics Co., Ltd.	105,045	0.1
41,000		First Insurance Co. Ltd./The	18,581	0.0
88,000		Foxsemicon Integrated Technology, Inc.	675,793	0.5
115,000		General Interface Solution Holding Ltd.	460,745	0.3
20,000		Generalplus Technology, Inc.	28,720	0.0
90,000		Gigabyte Technology Co., Ltd.	253,075	0.2
30,000		Global Mixed Mode Technology, Inc.	181,858	0.1
15,000		IEI Integration Corp.	27,040	0.0
31,000		Infortrend Technology, Inc.	13,262	0.0
17,000		Inventec Co., Ltd.	14,115	0.0
12,000		Lumax International Corp., Ltd.	27,860	0.0
4,000		Nishoku Technology, Inc.	14,683	0.0
807,000	(1)	Opto Technology Corp.	723,175	0.5
40,606		FocalTech Systems Co. Ltd.	121,372	0.1
27,000		Phison Electronics Corp.	362,893	0.2
46,000		Primax Electronics Ltd.	91,195	0.1
82,000		Solteam, Inc.	198,924	0.1
114,000		Sonix Technology Co. Ltd.	268,090	0.2
10,378		T3EX Global Holdings Corp.	14,091	0.0
60,000		Tsann Kuen Enterprise Co., Ltd.	42,028	0.0
11,000		Winstek Semiconductor Co. Ltd.	10,935	0.0
8,000		X-Legend Entertainment Co. Ltd.	20,498	0.0
			4,383,823	2.9

		Thailand: 0.0%
258,500		Asia Plus Group Holdings PCL	18,788	0.0
109,300		MC Group PCL	35,318	0.0
186		Thai Rayon PCL	175	0.0
2,000		Thai Stanley Electric PCL	11,937	0.0
			66,218	0.0

		Turkey: 0.1%
8,715	(1)	Dogus Otomotiv Servis ve Ticaret AS	39,601	0.1
54,874		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	18,059	0.0
7,962	(1)	Vestel Elektronik Sanayi ve Ticaret AS	28,509	0.0
6,901		Yeni Gimat Gayrimenkul Ortakligi AS	13,430	0.0
			99,599	0.1

		United Kingdom: 9.0%
137	(1)	4imprint Group PLC	4,496	0.0
6,951		888 Holdings PLC	28,762	0.0
537		Aptitude Software Group PLC	4,356	0.0
70,332		B&M European Value Retail SA	514,089	0.3
24,639	(1)	Bovis Homes Group PLC	283,749	0.2
23,054		Brickability Group PLC	21,242	0.0
135,515		Cairn Energy PLC	334,305	0.2
2,399		Character Group PLC/The	14,134	0.0
9,389		Chemring Group PLC	37,945	0.0
5,609		Chesnara PLC	21,480	0.0
27,383		Computacenter PLC	876,594	0.6
667		Craneware PLC	20,562	0.0
5,295		Cranswick PLC	246,970	0.2
12,179		Custodian Reit PLC	15,519	0.0
9,468	(1)	Dixons Carphone PLC	14,207	0.0
34,498		Drax Group PLC	176,590	0.1
30,080		Eckoh PLC	26,171	0.0
24,921		Electrocomponents PLC	298,460	0.2
40,473	(1)	Elementis PLC	61,055	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
13,463	(1)	Entain PLC	$227,841	0.1
4,087		FDM Group Holdings PLC	55,895	0.0
14,872	(1)	Finsbury Food Group PLC	15,486	0.0
17,332		Future PLC	410,604	0.3
18,308		Gamesys Group PLC	318,313	0.2
1,962	(1)	Gear4Music Holdings PLC	20,968	0.0
52,698	(1)	Gem Diamonds Ltd.	34,586	0.0
1,330		Genus PLC	89,339	0.1
3,406	(1)	Go-Ahead Group PLC	45,944	0.1
9,022		Halfords Group PLC	33,685	0.0
590		Hargreaves Services PLC	2,253	0.0
2,445	(1)	Headlam Group PLC	13,099	0.0
34,375		Hikma Pharmaceuticals PLC	1,128,848	0.8
52,540	(1)	Hummingbird Resources PLC	22,316	0.0
24,620	(1)	IDOX PLC	17,879	0.0
23,002		IG Group Holdings PLC	235,725	0.2
24,498		IMI PLC	416,920	0.3
89,261	(1)	Indivior PLC	167,552	0.1
12,812		Intermediate Capital Group PLC	297,163	0.2
35,665	(1)	International Personal Finance PLC	39,093	0.0
46,449		Investec PLC - INVP - GBP	120,225	0.1
350		Judges Scientific PLC	30,691	0.0
91,872	(1)	Just Group PLC	95,829	0.1
6,457		K3 Capital Group PLC	22,295	0.0
109,221		LondonMetric Property PLC	339,946	0.2
136,812	(1)	Marks & Spencer Group PLC	264,239	0.2
62,676		Mcbride PLC	67,670	0.1
37,653	(1)	Micro Focus International PLC	227,075	0.1
295		Moneysupermarket.com Group PLC	1,076	0.0
5,425		Morgan Sindall PLC	109,847	0.1
4,385	(1)	Motorpoint group PLC	17,423	0.0
67,473		Ninety One PLC	215,352	0.1
18,017	(1)	Norcros PLC	52,334	0.1
5,993		Numis Corp. PLC	27,019	0.0
60,147	(1)	OSB Group PLC	337,881	0.3
2,963	(1)	Oxford Instruments Plc	80,016	0.0
30,578		Oxford Metrics PLC	37,916	0.0
40,963	(1)	Pagegroup PLC	251,624	0.2
9,945		PayPoint PLC	84,754	0.1
49,900		Pets at Home Group Plc	273,573	0.2
5,533	(1)	Playtech Ltd.	35,121	0.0
9,185		Polar Capital Holdings PLC	80,613	0.1
57,398		QinetiQ PLC	235,719	0.2
25,726		Rank Group PLC	43,856	0.0
3,674		Rathbone Brothers PLC	80,641	0.1
39,869	(1)	Reach PLC	104,693	0.1
51,453	(1)	Redrow PLC	369,481	0.2
908		Ricardo Plc	4,827	0.0
2,983		Robert Walters PLC	22,479	0.0
24,820	(1)	RPS Group PLC	24,825	0.0
39,002		Safestore Holdings PLC	431,836	0.3
156,196	(1)	Serco Group PLC	249,514	0.2
24,103		Severfield PLC	23,117	0.0
46,641	(1)	Speedy Hire PLC	42,762	0.0
101,678		Spirent Communications PLC	330,919	0.2
8,478	(1)	SThree PLC	37,404	0.0
71,061		Stock Spirits Group PLC	264,354	0.2
3,582		Stolt-Nielsen Ltd.	49,630	0.0
50,599		Synthomer PLC	297,374	0.2
34,126		Tate & Lyle PLC	321,419	0.2
17,779	(1)	Ted Baker PLC	24,579	0.0
13,201	(1)	Telit Communications PLC	37,079	0.0
8,891		Trans-Siberian Gold PLC	13,644	0.0
18,441	(1)	Travis Perkins PLC	339,357	0.2
9,386		Ultra Electronics Holdings PLC	255,708	0.2
20,982	(1)	Unite Group PLC	275,189	0.2
59,251	(1)	Vectura Group PLC	94,821	0.1
56,405	(1)	XLMedia PLC	26,469	0.0
3,585		YouGov PLC	50,348	0.1
			13,418,758	9.0

	United States: 0.5%
13,800	(1) Atlantic Power Corp.	40,793	0.0
7,362	(1) Nova Measuring Instruments Ltd.	512,616	0.4
13,788	(1) Viemed Healthcare, Inc.	115,479	0.1
		668,888	0.5

	Total Common Stock
	(Cost $119,356,137)	145,031,209	97.4

EXCHANGE-TRADED FUNDS: 0.3%
8,496	Vanguard FTSE Developed Markets ETF	398,207	0.3

	Total Exchange-Traded Funds
	(Cost $400,501)	398,207	0.3

PREFERRED STOCK: 1.4%
	Brazil: 0.3%
181,700	Usinas Siderurgicas de Minas Gerais SA Usiminas	439,356	0.3

	Denmark: 0.1%
575	Brodrene A&O Johansen A/S	61,923	0.1

	Germany: 1.0%
7,874	Draegerwerk AG & Co. KGaA	671,436	0.5
856	Einhell Germany AG	122,483	0.1
7,218	Jungheinrich AG	329,111	0.2
159	KSB SE & Co. KGaA	45,537	0.0
39,645	Schaeffler AG	313,300	0.2
116	STO AG	18,413	0.0
1,593	Villeroy & Boch AG	30,254	0.0
		1,530,534	1.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Africa: 0.0%
776	Absa Bank Ltd.	$30,783	0.0

	Total Preferred Stock
	(Cost $1,702,375)	2,062,596	1.4

	Total Long-Term Investments
	(Cost $121,459,013)	147,492,012	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 0.6%
882,535	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $882,539, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $900,186, due 02/18/21-01/20/51)
	(Cost $882,535)	882,535	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,176,454	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $1,176,454)	1,176,454	0.8

	Total Short-Term Investments
	(Cost $2,058,989)	2,058,989	1.4

	Total Investments in Securities (Cost $123,518,002)	$149,551,001	100.5
	Liabilities in Excess of Other Assets	(728,153)	(0.5)
	Net Assets	$148,822,848	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2021.

Sector Diversification	Percentage of Net Assets
Industrials	17.5%
Information Technology	16.6
Consumer Discretionary	15.7
Materials	12.0
Health Care	11.7
Financials	7.5
Real Estate	6.9
Communication Services	5.3
Consumer Staples	2.7
Utilities	1.6
Energy	1.3
Exchange-Traded Funds	0.3
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$19,096	$11,652,042	$–	$11,671,138
Austria	49,108	572,384	–	621,492
Azerbaijan	31,882	–	–	31,882
Belgium	35,709	393,562	–	429,271
Canada	11,236,864	–	–	11,236,864
China	377,241	1,401,308	–	1,778,549
Czech Republic	–	238,520	–	238,520
Denmark	127,074	2,602,793	–	2,729,867
Finland	192,017	2,040,443	–	2,232,460
France	840,507	7,059,941	–	7,900,448
Germany	2,421,991	7,920,245	–	10,342,236
Greece	–	20,964	–	20,964
Hong Kong	193,377	3,251,487	–	3,444,864
India	15,313	462,757	–	478,070
Ireland	220,918	735,954	–	956,872
Israel	1,261,934	624,752	–	1,886,686
Italy	56,995	3,862,402	–	3,919,397
Japan	19,604	26,617,218	–	26,636,822
Liechtenstein	50,352	–	–	50,352
Luxembourg	–	42,216	–	42,216
Malaysia	7,313	270,457	–	277,770
Malta	–	1,410,968	–	1,410,968
Mexico	19,538	–	–	19,538
Monaco	282,761	–	–	282,761
Netherlands	411,797	5,048,598	–	5,460,395
New Zealand	–	250,972	–	250,972
Norway	38,704	308,498	–	347,202
Philippines	–	38,075	–	38,075
Poland	135,885	–	–	135,885
Portugal	–	92,796	–	92,796
Singapore	35,633	2,086,178	–	2,121,811
South Africa	257,380	–	–	257,380
South Korea	–	8,032,568	–	8,032,568
Spain	572,743	2,125,748	–	2,698,491
Sweden	1,524,526	6,622,528	–	8,147,054
Switzerland	237,117	9,934,170	–	10,171,287
Taiwan	–	4,383,823	–	4,383,823
Thailand	–	66,218	–	66,218
Turkey	41,939	57,660	–	99,599
United Kingdom	1,815,531	11,603,227	–	13,418,758
United States	668,888	–	–	668,888
Total Common Stock	23,199,737	121,831,472	–	145,031,209
Exchange-Traded Funds	398,207	–	–	398,207
Preferred Stock	626,266	1,436,330	–	2,062,596
Short-Term Investments	1,176,454	882,535	–	2,058,989
Total Investments, at fair value	$25,400,664	$124,150,337	$–	$149,551,001

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $125,015,525.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$32,333,244
Gross Unrealized Depreciation	(7,557,234)
Net Unrealized Appreciation	$24,776,010